Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31,
	2022	2021
Cash on hand	$192	$213
Checking accounts and demand deposits	54,696	41,415
Time deposits	155,092	143,863
Repurchase agreements collateralized by bonds	26,120	31,938
	$236,100	$217,429

Interest rates
Time deposits	0.31%-4.45%	0.05%-2.30%
Repurchase agreements collateralized by bonds	0.40%	0.17%